Loans Allowance for Loan Losses and Credit Quality	12 Months Ended
Dec. 31, 2023
Loans Allowance for Loan Losses and Credit Quality
Loans Allowance For Loan Losses And Credit Quality

Note 4.  Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures

The composition of net loans as of the balance sheet dates was as follows:

December 31,	2023		2022

Commercial & industrial	$121,705,707	14.40%	$112,951,873	15.09%
Purchased (1)	10,568,922	1.25%	7,530,458	1.00%
Commercial real estate	414,880,621	49.07%	356,892,986	47.68%
Municipal	54,466,988	6.44%	34,633,055	4.63%
Residential real estate - 1st lien	208,824,888	24.70%	198,743,375	26.55%
Residential real estate - Jr lien	31,668,811	3.75%	33,756,872	4.51%
Consumer	3,313,917	0.39%	4,039,989	0.54%
Total loans	845,429,854	100.00%	748,548,608	100.00%

ACL	(9,842,725)		(8,709,225)
Deferred net loan costs	573,169		493,275
Net loans	$836,160,298		$740,332,658

(1) At December 31, 2023, Purchased loans consisted of $4,863,263 in commercial loans and $5,705,659 in consumer loans, compared to $7,530,458 and $0, respectively, at December 31, 2022.

The following is an age analysis of loans (including non-accrual), as of the balance sheet dates, by portfolio segment:

		90 Days	Total
December 31, 2023	30-89 Days	or More	Past Due	Current	Total Loans

Commercial & industrial	$253,974	$3,068,578	$3,322,552	$118,383,155	$121,705,707
Purchased	0	0	0	10,568,922	10,568,922
Commercial real estate	178,083	944,669	1,122,752	413,757,869	414,880,621
Municipal	0	0	0	54,466,988	54,466,988
Residential real estate - 1st lien	1,856,944	646,980	2,503,924	206,320,964	208,824,888
Residential real estate - Jr lien	245,856	25,007	270,863	31,397,948	31,668,811
Consumer	14,728	0	14,728	3,299,189	3,313,917
Totals	$2,549,585	$4,685,234	$7,234,819	$838,195,035	$845,429,854

		90 Days	Total
December 31, 2022	30-89 Days	or More	Past Due	Current	Total Loans

Commercial & industrial	$2,377,668	$879,802	$3,257,470	$109,694,403	$112,951,873
Purchased	0	0	0	7,530,458	7,530,458
Commercial real estate	1,395,444	353,842	1,749,286	355,143,700	356,892,986
Municipal	0	0	0	34,633,055	34,633,055
Residential real estate - 1st lien	1,517,653	641,141	2,158,794	196,584,581	198,743,375
Residential real estate - Jr lien	321,579	25,007	346,586	33,410,286	33,756,872
Consumer	18,745	0	18,745	4,021,244	4,039,989
Totals	$5,631,089	$1,899,792	$7,530,881	$741,017,727	$748,548,608

For all loan segments, loans over 30 days past due are considered delinquent.

The following tables present the amortized cost basis of loans on nonaccrual status and loans past due 90 days or more and still accruing as of the dates presented.  There were no nonaccrual loans with an ACL at December 31, 2023.

		90 Days or
	Nonaccrual	More and
December 31, 2023	with No ACL	Accruing

Commercial & industrial	$3,632,659	$0
Commercial real estate	2,818,283	38,779
Residential real estate - 1st lien	415,074	446,395
Residential real estate - Jr lien	89,030	0
Totals	$6,955,046	$485,174

				90 Days or
	Nonaccrual	Nonaccrual	Total	More and
December 31, 2022	with an ALL	with No ALL	Nonaccrual	Accruing

Commercial & industrial	$452,963	$2,989,161	$3,442,124	$0
Commercial real estate	0	3,180,478	3,180,478	324,927
Residential real estate - 1st lien	278,026	858,304	1,136,330	248,157
Residential real estate - Jr lien	0	131,088	131,088	0
Totals	$730,989	$7,159,031	$7,890,020	$573,084

There were no residential mortgage loans in process of foreclosure at December 31, 2023 compared to one loan with a balance of $19,746 at December 31, 2022.

Credit Loss Expense

Credit loss expense was made up of the following components for the periods indicated:

Year Ended December 31,	2023	2022

Credit loss expense - loans	$1,230,879	$978,000
Credit loss expense - OBS credit exposures	249,670	0
Credit loss expense	$1,480,549	$978,000

The following table presents the activity in the ACL on loans following adoption of ASU 2016-13 (CECL) on January 1, 2023 by portfolio segment for the period.

As of or for the year ended December 31, 2023

					Residential	Residential
	Commercial		Commercial		Real Estate	Real Estate
	& Industrial	Purchased	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ACL beginning balance	$1,116,322	$53,090	$5,061,813	$62,339	$2,001,836	$241,950	$69,686	$102,189	$8,709,225
Impact of adopting CECL	(164,115)	(29,196)	(22,467)	24,243	273,167	297,746	(33,813)	(102,189)	243,376
Charge-offs	(386,578)	0	0	0	(1,625)	0	(131,332)	0	(519,535)
Recoveries	10,237	0	22,058	0	72,588	29,240	44,657	0	178,780
Credit loss expense (reversal)	524,822	13,171	460,678	49,585	244,960	(137,929)	75,592	0	1,230,879
ACL ending balance	$1,100,688	$37,065	$5,522,082	$136,167	$2,590,926	$431,007	$24,790	$0	$9,842,725

The following table presents activity in the ALL and select loan information on impairment evaluation, by portfolio segment, under the incurred loss methodology, for the period indicated:

As of or for the year ended December 31, 2022

					Residential	Residential
	Commercial		Commercial		Real Estate	Real Estate
	& Industrial	Purchased	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$870,392	$68,655	$4,151,760	$76,728	$1,765,892	$182,014	$55,698	$539,117	$7,710,256
Charge-offs	(76,875)	0	(667,474)	0	0	0	(63,625)	0	(807,974)
Recoveries	14,112	0	667,474	0	111,763	5,089	30,505	0	828,943
Provision (credit)	308,693	(15,565)	910,053	(14,389)	124,181	54,847	47,108	(436,928)	978,000
ALL ending balance	$1,116,322	$53,090	$5,061,813	$62,339	$2,001,836	$241,950	$69,686	$102,189	$8,709,225

ALL evaluated for impairment
Individually	$2,322	$0	$0	$0	$106,280	$0	$0	$0	$108,602
Collectively	1,114,000	53,090	5,061,813	62,339	1,895,556	241,950	69,686	102,189	8,600,623
Total	$1,116,322	$53,090	$5,061,813	$62,339	$2,001,836	$241,950	$69,686	$102,189	$8,709,225

Loans evaluated for impairment
Individually	$3,442,124	$0	$3,176,835	$0	$3,816,012	$77,416	$0		$10,512,387
Collectively	109,509,749	7,530,458	353,716,151	34,633,055	194,927,363	33,679,456	4,039,989		738,036,221
Total	$112,951,873	$7,530,458	$356,892,986	$34,633,055	$198,743,375	$33,756,872	$4,039,989		$748,548,608

Impaired loans, by portfolio segment, prior to adoption of ASU 2022-02 (Troubled Debt Restructurings and Vintage Disclosures), were as follows:

	As of December 31, 2022
		Unpaid
	Recorded	Principal	Related
	Investment (1)	Balance	Allowance

Related allowance recorded
Commercial & industrial	$452,963	$462,745	$2,322
Residential real estate – 1st lien	1,041,730	1,073,350	106,280
Total with related allowance	1,494,693	1,536,095	108,602

No related allowance recorded
Commercial & industrial	2,989,161	3,078,769
Commercial real estate	3,176,962	3,671,196
Residential real estate - 1st lien	2,785,669	3,805,682
Residential real estate - Jr lien	77,419	126,250
Total with no related allowance	9,029,211	10,681,897

Total impaired loans	$10,523,904	$12,217,992	$108,602

(1) Recorded investment in impaired loans in the table above includes accrued interest receivable and deferred net loan costs of $11,517.

	For the Year Ended December 31, 2022
	Average	Interest
	Recorded	Income
	Investment	Recognized

Related allowance recorded
Commercial & industrial	$281,412	$0
Commercial real estate	49,942	0
Residential real estate - 1st lien	983,944	64,479
Residential real estate - Jr lien	506	0
Total with related allowance	1,315,804	64,479

No related allowance recorded
Commercial & industrial	1,180,935	204
Commercial real estate	3,680,783	115,651
Residential real estate - 1st lien	2,808,989	177,892
Residential real estate - Jr lien	82,261	314
Total with no related allowance	7,752,968	294,061

Total impaired loans	$9,068,772	$358,540

Credit Quality Grouping

In developing the ACL, management uses credit quality groupings to help evaluate trends in credit quality. The Company groups credit risk into Groups A, B and C. The manner the Company utilizes to assign risk grouping is driven by loan purpose. Commercial purpose loans are individually risk graded while the retail portion of the portfolio is generally grouped by delinquency pool.

Group A loans - Pass – are loans that are expected to perform as agreed under their respective terms.  Such loans carry a normal level of risk that does not require management attention beyond that warranted by the loan or loan relationship characteristics, such as loan size or relationship size. Group A loans include commercial purpose loans that are individually risk rated and retail loans that are rated by pool. Group A retail loans include performing consumer and residential real estate loans. Residential real estate loans are loans to individuals secured by 1-4 family homes, including first mortgages, home equity and home improvement loans. Loan balances fully secured by deposit accounts or that are fully guaranteed by the federal government are considered acceptable risk.

Group B loans – Special Mention - are loans that require greater attention than the acceptable risk loans in Group A. Characteristics of such loans may include, but are not limited to, borrowers that are experiencing negative operating trends such as reduced sales or margins, borrowers that have exposure to adverse market conditions such as increased competition or regulatory burden, or borrowers that have had unexpected or adverse changes in management. These loans have a greater likelihood of migrating to an unacceptable risk level if these characteristics are left unchecked. Group B is limited to commercial purpose loans that are individually risk rated.

Group C loans – Substandard/Doubtful – are loans that have distinct shortcomings that require a greater degree of management attention.  Examples of these shortcomings include a borrower’s inadequate capacity to service debt, poor operating performance, or insolvency.  These loans are more likely to result in repayment through collateral liquidation. Group C loans range from those that are likely to sustain some loss if the shortcomings are not corrected, to those for which loss is imminent and non-accrual treatment is warranted. Group C loans include individually rated commercial purpose loans and retail loans adversely rated in accordance with the Federal Financial Institutions Examination Council’s Uniform Retail Credit Classification Policy. Group C retail loans include 1-4 family residential real estate loans and home equity loans past due 90 days or more with loan-to-value ratios greater than 60%, home equity loans 90 days or more past due where the Bank does not hold first mortgage, irrespective of loan-to-value, loans in bankruptcy where repayment is likely but not yet established, and lastly consumer loans that are 90 days or more past due.

Commercial purpose loan ratings are assigned by the commercial account officer; for larger and more complex commercial loans, the credit rating is a collaborative assignment by the lender and the credit analyst. The credit risk rating is based on the borrower’s expected performance, i.e., the likelihood that the borrower will be able to service its obligations in accordance with the loan terms. Credit risk ratings are meant to measure risk versus simply record history.  Assessment of expected future payment performance requires consideration of numerous factors.  While past performance is part of the overall evaluation, expected performance is based on an analysis of the borrower’s financial strength, and historical and projected factors such as size and financing alternatives, capacity and cash flow, balance sheet and income statement trends, the quality and timeliness of financial reporting, and the quality of the borrower’s management.  Other factors influencing the credit risk rating to a lesser degree include collateral coverage and control, guarantor strength and commitment, documentation, structure and covenants and industry conditions.  There are uncertainties inherent in this process.

Credit risk ratings are dynamic and require updating whenever relevant information is received.  Risk ratings are assessed on an ongoing basis and at various points, including at delinquency or at the time of other adverse events.  For larger, more complex or adversely rated loans, risk ratings are also assessed at the time of annual or periodic review.  Lenders are required to make immediate disclosure to the Chief Credit Officer of any known increase in loan risk, even if considered temporary in nature.

The risk ratings within the loan portfolio and current period gross charge-offs, by loan segment and origination year were as follows:

As of or for the year ended,							Revolving	Revolving
December 31, 2023							Loans	Loans
	Term Loans Amortized Cost Basis by Origination Year						Amortized	Converted
(In thousands)	2023	2022	2021	2020	2019	Prior	Cost Basis	to Term	Total

Commercial & Industrial:
Pass	$15,876	$18,645	$12,964	$2,776	$3,744	$3,957	$46,645	$0	$104,607
Special mention	310	887	750	0	10	560	9,285	0	11,802
Substandard/Doubtful	0	419	167	453	258	1,548	2,451	0	5,296
Total commercial	$16,186	$19,951	$13,881	$3,229	$4,012	$6,065	$58,381	$0	$121,705

Current period gross charge-offs	$0	$150	$25	$0	$0	$212	$0	$0	$387

Purchased:
Pass	$5,186	$94	$1,581	$1,464	$2,244	$0	$0	$0	$10,569
Total purchased	$5,186	$94	$1,581	$1,464	$2,244	$0	$0	$0	$10,569

Commercial real estate:
Pass	$70,549	$83,453	$38,942	$43,405	$34,725	$85,688	$49,721	$0	$406,483
Special mention	0	373	1,471	0	0	0	0	0	1,844
Substandard/Doubtful	356	0	0	3,318	1,361	1,519	0	0	6,554
Total commercial real estate	$70,905	$83,826	$40,413	$46,723	$36,086	$87,207	$49,721	$0	$414,881

Municipal:
Pass	$29,055	$695	$3,263	$4,571	$527	$10,180	$6,176	$0	$54,467
Total municipal	$29,055	$695	$3,263	$4,571	$527	$10,180	$6,176	$0	$54,467

Residential real estate - 1st lien:
Pass	$30,378	$39,540	$41,214	$32,966	$10,018	$50,585	$1,440	$0	$206,141
Special mention	164	299	129	0	0	0	0	0	592
Substandard/Doubtful	0	0	0	1,831	36	225	0	0	2,092
Total residential real estate - 1st lien	$30,542	$39,839	$41,343	$34,797	$10,054	$50,810	$1,440	$0	$208,825

Current period gross charge-offs	$0	$0	$0	$0	$0	$2	$0	$0	$2

Residential real estate - Jr lien:
Pass	$2,239	$1,940	$350	$596	$489	$1,069	$23,298	$1,659	$31,640
Substandard/Doubtful	0	0	0	0	0	29	0	0	29
Total residential real estate - Jr lien	$2,239	$1,940	$350	$596	$489	$1,098	$23,298	$1,659	$31,669

Consumer
Pass	$1,685	$829	$405	$211	$97	$87	$0	$0	$3,314
Total consumer	$1,685	$829	$405	$211	$97	$87	$0	$0	$3,314

Current period gross charge-offs	$33	$32	$1	$0	$4	$61	$0	$0	$131

Total Loans	$155,798	$147,174	$101,236	$91,591	$53,509	$155,447	$139,016	$1,659	$845,430

Total current period gross charge-offs	$33	$182	$26	$0	$4	$275	$0	$0	$520

As of or for the year ended, December 31, 2023, there were (i) no current period gross charge-offs within the Purchased, CRE, Municipal and Residential real estate Jr lien loan segments, (ii) no Special mention loans within the Residential real estate Jr line loan segment and (iii) no Special mention or Substandard/Doubtful loans within the Purchased, Municipal and Consumer loan segments.

Before the adoption of ASC 326 (CECL), the risk ratings within the loan portfolio, by segment, as of December 31, 2022 were as follows:

					Residential	Residential
	Commercial		Commercial		Real Estate	Real Estate
	& Industrial	Purchased	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Total

Group A	$104,697,047	$7,530,458	$347,732,935	$34,633,055	$195,269,893	$33,538,767	$4,039,989	$727,442,144
Group B	6,296,411	0	2,754,649	0	0	0	0	9,051,060
Group C	1,958,415	0	6,405,402	0	3,473,482	218,105	0	12,055,404
Total	$112,951,873	$7,530,458	$356,892,986	$34,633,055	$198,743,375	$33,756,872	$4,039,989	$748,548,608

The following table presents the amortized cost basis of collateral-dependent loans as of December 31, 2023, by collateral type:

	Business
	Assets (1)	Real Estate	Total

Commercial	$1,298,717	$0	$1,298,717
Commercial real estate	0	1,263,495	1,263,495
Residential real estate - 1st lien	0	167,363	167,363
	$1,298,717	$1,430,858	$2,729,575

(1) Including, but not limited to, inventory, equipment, and accounts receivable, but excluding real estate.

Modifications of Loans

A loan is considered modified if, for economic or legal reasons related to a borrower’s financial difficulties, the Company grants a concession to the borrower that it would not otherwise consider.

The Company is deemed to have granted such a concession if it has modified a loan in any of the following ways:

•	Reduced accrued interest;
•	Reduced the original contractual interest rate to a rate that is below the current market rate for the borrower;
•	Converted a variable-rate loan to a fixed-rate loan;
•	Extended the term of the loan beyond an insignificant delay;
•	Deferred or forgiven principal in an amount greater than three months of payments;
•	Performed a refinancing and deferred or forgiven principal on the original loan;
•	Capitalized protective advance to pay delinquent real estate taxes; or
•	Capitalized delinquent accrued interest.

An insignificant delay or insignificant shortfall in the number of payments typically would not require the loan to be accounted for as modified.  However, pursuant to regulatory guidance, any payment delays longer than three months is generally not considered insignificant.  Management’s assessment of whether a concession has been granted also takes into consideration payments expected to be received from third parties, including third-party guarantors, provided the third party can perform on the guarantee.

The Company’s modified loans are principally a result of extending loan repayment terms to relieve cash flow difficulties. The Company has only, on a limited basis, reduced accrued interest or reduced interest rates for borrowers below the current market rate for the borrower.  The Company has not generally forgiven principal within the terms of original restructurings, nor converted variable rate terms to fixed rate terms.  However, the Company evaluates each potential loan modification on its own merits and does not foreclose the granting of any concession.  In connection with modifications, the Company considers applicable regulatory guidance, including a 2023 interagency Policy Statement on Prudent Commercial Real Estate Loan Accommodations and Workouts.

There were no loan modifications during 2023.

Prior to adoption of ASU 2022-02, new TDRs, by portfolio segment, for the periods presented were as follows:

Year ended December 31, 2022

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Residential real estate -1st lien	2	$562,592	$562,592

There were no TDRs for which there was a payment default during the twelve-month period ended December 31, 2022.

Prior to adoption of ASU 2022-02, TDRs were treated as other impaired loans and carried individual specific reserves with respect to the calculation of the ALL.  These loans were categorized as non-performing, may have been past due, and were generally adversely risk rated. The TDRs that had defaulted under their restructured terms were generally in collection status and their ALL reserve was typically calculated using the fair value of collateral method.

Prior to adoption of ASU 2022-02, the specific allowances within the ALL related to TDRs as of December 31, 2022 totaled $106,280.

As of the balance sheet dates, the Company evaluates whether it is contractually committed to lend additional funds to debtors with impaired, non-accrual or modified loans.  The Company is contractually committed to lend on one SBA guaranteed line of credit to a borrower whose lending relationship was previously modified.